Deposits	12 Months Ended
Dec. 31, 2018
Deposits.
Deposits

(7) Deposits

Deposits as of December 31, 2018 and 2017 and related interest expense for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,758,768	$2,609,932
Foreign	696,072	633,323
Total demand non-interest bearing	3,454,840	3,243,255
Savings and interest bearing demand
Domestic	2,531,854	2,615,143
Foreign	736,383	629,988
Total savings and interest bearing demand	3,268,237	3,245,131
Time, certificates of deposit $100,000 or more
Domestic	590,895	637,006
Foreign	807,486	808,881
Less than $100,000
Domestic	323,377	354,998
Foreign	251,710	255,621
Total time, certificates of deposit	1,973,468	2,056,506
Total deposits	$8,696,545	$8,544,892

	2018	2017	2016
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$11,029	$5,453	$3,922
Foreign	1,735	755	640
Total savings and interest bearing demand	12,764	6,208	4,562
Time, certificates of deposit $100,000 or more
Domestic	4,741	3,644	3,881
Foreign	5,798	4,105	3,929
Less than $100,000
Domestic	1,589	1,312	1,447
Foreign	968	675	706
Total time, certificates of deposit	13,096	9,736	9,963
Total interest expense on deposits	$25,860	$15,944	$14,525

Scheduled maturities of time deposits as of December 31, 2018 were as follows:

Total
(in thousands)
2019	$1,786,776
2020	138,105
2021	31,665
2022	15,717
2023	1,096
Thereafter	109
Total	$1,973,468

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2018, were as follows:

Total
(in thousands)
Due within 3 months or less	$500,836
Due after 3 months and within 6 months	337,349
Due after 6 months and within 12 months	433,628
Due after 12 months	126,568
$1,398,381

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2018 and December 31, 2017 were $869,000 and $894,000, in thousands, respectively.